Subsidiary Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans
Notes Payable [Line Items]
Current financial liabilities	$ 1,330	$ 1,330
Subsidiary Convertible Notes
Notes Payable [Line Items]
Current financial liabilities	25,125	125
Subsidiary Notes Payable
Notes Payable [Line Items]
Current financial liabilities	$ 26,455	$ 1,455